Schedule of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade receivables	$ 44,142	$ 15,799
Research and development grant receivable		891,482
GST receivable	705,535	77,266
Total trade and other receivables	$ 749,677	$ 984,547